Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 86.3% (e)	Principal Amount	Fair Value
AEROSPACE & DEFENSE - 1.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	$1,988,000	$2,061,532
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	2,231,000	2,299,849
Bombardier, Inc.
7.13%, 06/15/2026 (a)	2,344,000	2,350,371
7.88%, 04/15/2027 (a)	507,000	510,245
TransDigm, Inc.
4.63%, 01/15/2029	4,346,000	4,267,394
6.38%, 03/01/2029 (a)	7,421,000	7,622,788
Triumph Group, Inc., 9.00%, 03/15/2028 (a)	6,719,000	7,025,823
		26,138,002

AUTO RETAIL - 2.6%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029 (a)	3,170,000	3,063,021
Carvana Co., 9.00% (or 13.00% PIK), 06/01/2030 (a)	6,502,236	6,842,032
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	4,935,000	4,565,778
11.50%, 08/15/2029 (a)	1,002,000	981,443
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (a)	5,749,000	5,553,719
Lithia Motors, Inc., 4.63%, 12/15/2027 (a)	7,022,000	6,972,575
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (a)	6,497,000	6,387,004
Penske Automotive Group, Inc., 3.50%, 09/01/2025	6,517,000	6,502,672
		40,868,244

AUTOMOTIVE - 6.2%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	4,672,000	4,818,953
Allison Transmission, Inc., 4.75%, 10/01/2027 (a)	7,496,000	7,432,509
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	10,557,000	10,561,525
Clarios Global LP / Clarios US Finance Co.
8.50%, 05/15/2027 (a)	12,407,000	12,484,606
6.75%, 05/15/2028 (a)	2,274,000	2,336,155
6.75%, 02/15/2030 (a)	1,553,000	1,616,032
Dana, Inc.
5.38%, 11/15/2027	7,597,000	7,627,791
5.63%, 06/15/2028	1,163,000	1,170,596
4.25%, 09/01/2030	4,179,000	4,121,468
Ford Holdings LLC, 9.30%, 03/01/2030	4,316,000	4,910,863
Ford Motor Co., 9.63%, 04/22/2030	2,709,000	3,116,860
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,707,000	3,682,665
7.38% (SOFR + 2.95%), 03/06/2026	3,445,000	3,477,665
6.95%, 06/10/2026	3,901,000	3,955,027
3.82%, 11/02/2027	1,005,000	970,487
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	3,549,000	3,560,488
4.88%, 03/15/2027	1,550,000	1,543,370
5.00%, 07/15/2029	3,477,000	3,401,668
IHO Verwaltungs GmbH, 7.75% (or 8.50% PIK), 11/15/2030 (a)	1,784,000	1,832,298
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025 (a)	5,227,000	5,234,861
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	1,591,000	1,546,359
Phinia, Inc., 6.75%, 04/15/2029 (a)	2,639,000	2,727,222
Tenneco, Inc., 8.00%, 11/17/2028 (a)	2,928,000	2,898,625
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	1,335,000	1,252,717
ZF North America Capital, Inc., 6.88%, 04/14/2028 (a)	2,563,000	2,573,121
		98,853,931

BUILDING PRODUCTS - 2.3%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028 (a)	3,772,000	4,006,023
Fortress Transportation and Infrastructure Investors LLC, 7.88%, 12/01/2030 (a)	4,335,000	4,602,721
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	8,685,000	8,692,686
6.63%, 06/15/2029 (a)	2,909,000	2,987,133
7.00%, 06/15/2030 (a)	2,111,000	2,205,958
JH North America Holdings, Inc., 5.88%, 01/31/2031 (a)	3,185,000	3,214,802
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (a)	3,081,000	3,030,569
Standard Industries, Inc./NY, 5.00%, 02/15/2027 (a)	7,469,000	7,457,339
		36,197,231

CHEMICALS - 2.2%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)	3,387,000	3,405,916
INEOS Finance PLC
6.75%, 05/15/2028 (a)	3,001,000	2,983,297
7.50%, 04/15/2029 (a)	1,072,000	1,075,561
Methanex Corp., 5.13%, 10/15/2027	1,809,000	1,804,097
NOVA Chemicals Corp.
5.25%, 06/01/2027 (a)	3,446,000	3,430,221
9.00%, 02/15/2030 (a)	237,000	256,246
Olympus Water US Holding Corp.
7.13%, 10/01/2027 (a)	2,962,000	3,017,983
9.75%, 11/15/2028 (a)	5,550,000	5,851,254
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	6,897,000	6,723,982
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%, 11/01/2026 (a)	2,710,000	2,694,122
SNF Group SACA, 3.13%, 03/15/2027 (a)	2,885,000	2,810,743
WR Grace Holdings LLC, 4.88%, 06/15/2027 (a)	911,000	906,876
		34,960,298

COMMERCIAL SERVICES - 3.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	301,000	292,360
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	2,236,000	2,229,149
Brink's Co.
4.63%, 10/15/2027 (a)	2,247,000	2,234,300
6.50%, 06/15/2029 (a)	1,935,000	1,996,018
Camelot Finance SA, 4.50%, 11/01/2026 (a)	2,453,000	2,416,890
Clarivate Science Holdings Corp., 3.88%, 07/01/2028 (a)	5,072,000	4,865,694
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	2,343,000	2,105,054
ContourGlobal Power Holdings SA, 6.75%, 02/28/2030 (a)	2,564,000	2,645,048
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	2,220,000	2,119,550
Garda World Security Corp.
4.63%, 02/15/2027 (a)	585,000	581,765
7.75%, 02/15/2028 (a)	2,841,000	2,941,423
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	11,206,000	11,150,134
5.00%, 07/15/2028 (a)	2,441,000	2,423,465
7.00%, 02/15/2029 (a)	4,951,000	5,128,573
4.88%, 09/15/2029 (a)	1,274,000	1,252,569
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	6,159,000	6,168,682
TKC Holdings, Inc., 6.88%, 05/15/2028 (a)	4,894,000	4,869,277
		55,419,951

CONSTRUCTION & ENGINEERING - 0.8%
Pike Corp., 5.50%, 09/01/2028 (a)	5,263,000	5,263,218
Williams Scotsman, Inc.
6.63%, 06/15/2029 (a)	6,115,000	6,281,469
6.63%, 04/15/2030 (a)	1,125,000	1,169,517
		12,714,204

CONSUMER DISCRETIONARY - 0.2%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	591,000	622,152
Under Armour, Inc., 7.25%, 07/15/2030 (a)	1,787,000	1,814,173
Whirlpool Corp., 6.13%, 06/15/2030	826,000	833,784
		3,270,109

ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
GFL Environmental, Inc., 4.00%, 08/01/2028 (a)	1,914,000	1,857,844

FINANCIALS: CONSUMER FINANCE - 3.1%
Ally Financial, Inc.
7.10%, 11/15/2027	2,794,000	2,945,850
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,328,000	1,398,361
goeasy Ltd.
4.38%, 05/01/2026 (a)	5,183,000	5,115,549
9.25%, 12/01/2028 (a)	4,002,000	4,236,845
7.63%, 07/01/2029 (a)	1,742,000	1,797,062
6.88%, 05/15/2030 (a)	1,969,000	1,981,395
Navient Corp.
6.75%, 06/15/2026	1,476,000	1,494,763
5.00%, 03/15/2027	4,622,000	4,606,527
4.88%, 03/15/2028	1,580,000	1,559,081
5.50%, 03/15/2029	2,080,000	2,038,548
Nissan Motor Acceptance Co. LLC, 2.75%, 03/09/2028 (a)	3,467,000	3,167,521
OneMain Finance Corp.
7.13%, 03/15/2026	2,385,000	2,421,789
3.50%, 01/15/2027	1,259,000	1,233,384
6.63%, 01/15/2028	1,444,000	1,492,120
9.00%, 01/15/2029	1,681,000	1,763,870
6.63%, 05/15/2029	2,983,000	3,067,422
7.88%, 03/15/2030	2,292,000	2,437,048
SLM Corp.
3.13%, 11/02/2026	5,205,000	5,105,328
6.50%, 01/31/2030	2,070,000	2,174,328
		50,036,791

FINANCIALS: DIVERSIFIED - 1.0%
Block, Inc., 2.75%, 06/01/2026	3,801,000	3,723,870
CI Financial Corp., 7.50%, 05/30/2029 (a)	2,592,000	2,736,123
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	1,895,000	2,008,495
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	2,366,000	2,476,268
5.15%, 03/17/2030 (a)	2,069,000	2,069,275
Starwood Property Trust, Inc., 3.63%, 07/15/2026 (a)	2,568,000	2,526,171
		15,540,202

FINANCIALS: INSURANCE - 1.7%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	2,410,000	2,495,790
8.50%, 06/15/2029 (a)	4,372,000	4,562,444
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	2,460,000	2,502,386
6.50%, 10/01/2031 (a)	780,000	795,482
AmWINS Group, Inc., 6.38%, 02/15/2029 (a)	3,887,000	3,964,200
AssuredPartners, Inc., 5.63%, 01/15/2029 (a)	1,024,000	1,021,925
HUB International Ltd.
5.63%, 12/01/2029 (a)	6,434,000	6,439,983
7.25%, 06/15/2030 (a)	2,262,000	2,365,532
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (a)	1,429,000	1,515,680
10.50%, 12/15/2030 (a)	1,828,000	1,949,796
		27,613,218

FINANCIALS: THRIFTS & MORTGAGES - 3.7%
Freedom Mortgage Corp., 12.00%, 10/01/2028 (a)	1,188,000	1,278,357
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	1,216,000	1,263,941
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (a)	7,484,000	7,459,203
6.00%, 01/15/2027 (a)	6,781,000	6,792,541
6.50%, 08/01/2029 (a)	3,058,000	3,125,518
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	4,189,000	4,451,244
Rfna LP, 7.88%, 02/15/2030 (a)	3,482,000	3,566,073
Rocket Cos., Inc., 6.13%, 08/01/2030 (a)	6,350,000	6,474,809
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (a)	12,798,000	12,490,074
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	4,576,000	4,578,412
5.75%, 06/15/2027 (a)	2,502,000	2,497,587
5.50%, 04/15/2029 (a)	2,609,000	2,534,800
UWM Holdings LLC, 6.63%, 02/01/2030 (a)	2,026,000	2,030,008
		58,542,567

FOOD & BEVERAGE - 1.5%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	500,090	536,782
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (a)	3,341,000	3,485,705
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	5,219,000	5,212,935
Post Holdings, Inc., 5.50%, 12/15/2029 (a)	8,197,000	8,166,791
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	6,677,000	6,729,084
		24,131,297

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.7%
Medline Borrower LP, 5.25%, 10/01/2029 (a)	2,793,000	2,773,267
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	2,209,000	2,272,032
Teleflex, Inc.
4.63%, 11/15/2027	3,093,000	3,064,156
4.25%, 06/01/2028 (a)	4,134,000	4,041,736
		12,151,191

HEALTHCARE: FACILITIES - 6.2%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (a)	5,557,000	5,524,747
5.00%, 04/15/2029 (a)	1,296,000	1,258,050
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	2,449,000	2,390,202
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)	16,193,000	15,959,910
6.00%, 01/15/2029 (a)	2,650,000	2,551,097
Global Medical Response, Inc., 9.50% (or .75% PIK), 10/31/2028 (a)	5,979,798	6,005,810
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	10,772,000	11,387,523
LifePoint Health, Inc., 11.00%, 10/15/2030 (a)	10,509,000	11,606,623
Option Care Health, Inc., 4.38%, 10/31/2029 (a)	6,942,000	6,686,618
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	3,965,000	3,938,078
Team Health Holdings, Inc., 13.50% (or 4.50% PIK), 06/30/2028 (a)	3,696,000	4,014,780
Tenet Healthcare Corp.
6.25%, 02/01/2027	22,837,000	22,850,393
5.13%, 11/01/2027	4,771,000	4,766,469
		98,940,300

HEALTHCARE: LIFE SCIENCES - 2.2%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	1,015,000	997,419
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	3,171,000	3,079,022
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	2,758,000	2,499,921
IQVIA, Inc.
5.00%, 10/15/2026 (a)	16,900,000	16,893,928
5.00%, 05/15/2027 (a)	11,517,000	11,485,591
		34,955,881

HEALTHCARE: PHARMA & BIOTECH - 0.4%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	6,051,000	5,937,248

HEALTHCARE: REITs - 0.2%
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	1,715,000	1,638,276
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/2027	2,000,000	1,849,056
		3,487,332

INDUSTRIAL MACHINERY - 2.8%
Chart Industries, Inc., 9.50%, 01/01/2031 (a)	2,980,000	3,183,296
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	2,532,000	2,591,305
Esab Corp., 6.25%, 04/15/2029 (a)	1,656,000	1,697,584
Madison IAQ LLC
4.13%, 06/30/2028 (a)	6,561,000	6,378,613
5.88%, 06/30/2029 (a)	4,082,000	4,018,317
Regal Rexnord Corp., 6.05%, 02/15/2026	6,813,000	6,853,386
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	7,415,000	7,414,732
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	4,321,000	4,302,627
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	2,159,000	2,149,443
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	1,878,000	1,902,604
6.38%, 03/15/2029 (a)	3,894,000	4,011,139
		44,503,046

LEISURE: CASINOS & GAMING - 6.9%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	7,666,000	8,003,984
Boyd Gaming Corp., 4.75%, 12/01/2027	4,914,000	4,886,764
Caesars Entertainment, Inc.
8.13%, 07/01/2027 (a)	8,052,000	8,059,448
4.63%, 10/15/2029 (a)	4,411,000	4,213,299
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	14,168,000	14,149,549
4.75%, 01/15/2028 (a)	1,988,000	1,963,615
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029 (a)	1,891,000	1,852,281
International Game Technology PLC
4.13%, 04/15/2026 (a)	18,230,000	18,231,329
6.25%, 01/15/2027 (a)	10,438,000	10,567,995
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	13,422,000	13,469,486
7.25%, 11/15/2029 (a)	4,046,000	4,170,943
MGM Resorts International
4.75%, 10/15/2028	4,048,000	4,001,972
6.13%, 09/15/2029	3,121,000	3,176,478
Penn Entertainment, Inc.
5.63%, 01/15/2027 (a)	6,886,000	6,869,898
4.13%, 07/01/2029 (a)	2,292,000	2,125,218
Station Casinos LLC, 4.50%, 02/15/2028 (a)	4,362,000	4,280,121
		110,022,380

LEISURE: HOTELS - 8.4%
Carnival Corp.
5.75%, 03/01/2027 (a)	4,984,000	5,028,267
7.88%, 06/01/2027	1,077,000	1,139,845
7.00%, 08/15/2029 (a)	6,459,000	6,808,309
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,510,000	1,478,518
4.50%, 06/15/2029 (a)	3,688,000	3,544,284
NCL Corp. Ltd.
5.88%, 02/15/2027 (a)	5,758,000	5,785,999
8.13%, 01/15/2029 (a)	10,407,000	10,977,366
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	6,164,000	6,160,024
7.00%, 02/01/2030 (a)	3,579,000	3,683,018
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	6,511,000	6,483,606
7.25%, 07/15/2028 (a)	4,503,000	4,664,171
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)	12,110,000	11,996,130
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026 (a)	7,416,000	7,446,880
5.38%, 07/15/2027 (a)	6,710,000	6,753,858
Sabre GLBL, Inc.
8.63%, 06/01/2027 (a)	1,214,000	1,243,597
10.75%, 11/15/2029 (a)	249,000	256,793
11.13%, 07/15/2030 (a)	3,675,000	3,848,644
Service Properties Trust
5.25%, 02/15/2026	5,874,000	5,850,671
4.75%, 10/01/2026	624,000	615,793
5.50%, 12/15/2027	5,192,000	5,147,470
Six Flags Entertainment Corp., 7.00%, 07/01/2025 (a)	2,451,000	2,451,000
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.
5.38%, 04/15/2027	5,235,000	5,232,640
5.25%, 07/15/2029	2,371,000	2,323,388
Travel + Leisure Co.
6.60%, 10/01/2025 (b)	3,200,000	3,212,721
6.63%, 07/31/2026 (a)	8,801,000	8,903,232
6.00%, 04/01/2027 (b)	1,310,000	1,322,447
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)	2,285,000	2,296,425
Viking Cruises Ltd.
5.88%, 09/15/2027 (a)	1,710,000	1,712,025
7.00%, 02/15/2029 (a)	3,835,000	3,871,030
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	3,282,000	3,212,715
		133,450,866

LEISURE: RESTAURANTS - 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	3,411,000	3,348,205

MEDIA: BROADCASTING - 3.7%
Graham Holdings Co., 5.75%, 06/01/2026 (a)	3,792,000	3,792,341
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	8,916,000	8,900,893
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	13,021,000	12,785,250
5.00%, 08/01/2027 (a)	15,097,000	14,978,318
4.00%, 07/15/2028 (a)	1,735,000	1,667,575
TEGNA, Inc.
4.75%, 03/15/2026 (a)	3,284,000	3,281,145
4.63%, 03/15/2028	7,479,000	7,296,438
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	6,339,000	6,327,539
		59,029,499

MEDIA: CABLE & SATELLITE - 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	9,300,000	9,302,474
5.13%, 05/01/2027 (a)	12,910,000	12,877,312
5.00%, 02/01/2028 (a)	2,496,000	2,474,709
		24,654,495

MEDIA: DIVERSIFIED - 2.4%
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	8,040,000	8,001,684
4.63%, 06/01/2028 (a)	1,627,000	1,588,806
5.63%, 02/15/2029 (a)	1,216,000	1,207,939
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	6,332,000	6,374,513
8.00%, 08/01/2029 (a)	5,764,000	5,872,778
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	2,349,000	2,289,101
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	9,023,000	8,983,558
4.25%, 01/15/2029 (a)	2,675,000	2,560,774
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	2,350,000	2,195,578
		39,074,731

MEDIA: ENTERTAINMENT - 1.0%
Live Nation Entertainment, Inc.
5.63%, 03/15/2026 (a)	7,419,000	7,427,059
6.50%, 05/15/2027 (a)	453,000	460,001
4.75%, 10/15/2027 (a)	5,931,000	5,871,087
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	1,515,000	1,376,264
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	417,000	389,149
		15,523,560

METALS & MINING - 0.8%
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	1,728,000	1,727,687
6.88%, 11/01/2029 (a)	1,584,000	1,560,927
Novelis Corp.
3.25%, 11/15/2026 (a)	7,533,000	7,417,372
6.88%, 01/30/2030 (a)	1,587,000	1,641,840
		12,347,826

MIDSTREAM: STORAGE & TRANSPORT - 3.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (a)	5,849,000	6,108,017
Buckeye Partners LP
3.95%, 12/01/2026	4,529,000	4,478,982
4.13%, 12/01/2027	4,292,000	4,217,952
6.75%, 02/01/2030 (a)	1,632,000	1,695,292
Energy Transfer LP, 7.38%, 02/01/2031 (a)	861,000	902,315
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	1,505,000	1,528,288
Hess Midstream Operations LP, 5.88%, 03/01/2028 (a)	3,130,000	3,178,612
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	4,243,000	4,344,179
Sunoco LP, 7.00%, 05/01/2029 (a)	3,176,000	3,309,687
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,140,000	2,140,753
7.00%, 09/15/2028 (a)	10,948,000	11,303,525
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	1,532,000	1,594,988
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	6,165,000	6,375,652
9.50%, 02/01/2029 (a)	4,482,000	4,885,394
		56,063,636

OIL & GAS: E&P - 0.5%
EQT Corp.
7.50%, 06/01/2027 (a)	7,341,000	7,476,302
6.38%, 04/01/2029 (a)	230,000	237,316
		7,713,618

PACKAGING - 0.7%
Berry Global, Inc., 4.88%, 07/15/2026 (a)	4,576,000	4,574,029
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	2,096,000	2,178,811
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (a)	3,854,000	4,093,067
		10,845,907

REAL ESTATE: HOMEBUILDING - 0.8%
LGI Homes, Inc., 8.75%, 12/15/2028 (a)	6,265,000	6,516,628
M/I Homes, Inc., 4.95%, 02/01/2028	1,285,000	1,277,742
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (a)	1,084,000	1,103,001
5.75%, 01/15/2028 (a)	811,000	823,736
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,049,000	3,064,352
		12,785,459

REAL ESTATE: MANAGEMENT - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)	3,106,000	3,134,470

REITs - 0.1%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (a)	2,414,000	2,310,849

RETAIL: FOOD & DRUG - 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (a)	3,261,000	3,219,188
4.63%, 01/15/2027 (a)	2,124,000	2,112,600
6.50%, 02/15/2028 (a)	4,815,000	4,934,405
3.50%, 03/15/2029 (a)	1,950,000	1,849,516
eG Global Finance PLC, 12.00%, 11/30/2028 (a)	5,176,000	5,719,372
US Foods, Inc., 6.88%, 09/15/2028 (a)	3,000,000	3,105,669
		20,940,750

RETAILING - 0.4%
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	3,326,000	3,246,224
7.75%, 02/15/2029 (a)	1,700,000	1,653,627
Wayfair LLC, 7.25%, 10/31/2029 (a)	1,153,000	1,156,399
		6,056,250

TECHNOLOGY HARDWARE - 1.4%
CommScope LLC, 4.75%, 09/01/2029 (a)	4,136,000	4,043,077
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	7,111,000	7,044,746
Seagate HDD Cayman, 8.25%, 12/15/2029	7,806,000	8,332,890
Western Digital Corp., 4.75%, 02/15/2026	2,794,000	2,788,730
		22,209,443

TECHNOLOGY: SOFTWARE & SERVICES - 3.5%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	2,579,000	2,604,682
9.00%, 09/30/2029 (a)	5,682,000	5,894,821
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	5,001,000	4,979,121
6.50%, 10/15/2028 (a)	2,096,000	2,087,116
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	1,015,000	1,038,531
Elastic NV, 4.13%, 07/15/2029 (a)	6,069,000	5,804,277
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	4,666,000	4,783,555
Fair Isaac Corp., 4.00%, 06/15/2028 (a)	1,826,000	1,778,732
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	10,986,000	11,189,592
7.13%, 09/30/2030 (a)	553,000	574,412
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027 (a)	4,082,000	4,081,987
McAfee Corp., 7.38%, 02/15/2030 (a)	3,617,000	3,419,381
Open Text Corp., 6.90%, 12/01/2027 (a)	7,761,000	8,041,343
		56,277,550

TELECOM SERVICES: DIVERSIFIED - 3.2%
Consolidated Communications, Inc., 6.50%, 10/01/2028 (a)	6,811,000	6,949,149
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,297,000	1,298,302
5.00%, 05/01/2028 (a)	7,918,000	7,920,328
8.75%, 05/15/2030 (a)	4,205,000	4,401,463
Iliad Holding SASU, 7.00%, 10/15/2028 (a)	6,303,000	6,423,092
Lumen Technologies, Inc.
4.13%, 04/15/2029 (a)	1,577,934	1,540,458
4.13%, 04/15/2030 (a)	511,041	500,820
SBA Communications Corp., 3.88%, 02/15/2027	6,478,000	6,382,781
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	14,245,000	15,110,990
		50,527,383

TRANSPORTATION - 0.9%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	2,598,187	2,603,219
RXO, Inc., 7.50%, 11/15/2027 (a)	2,054,000	2,104,175
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)	3,942,000	3,979,754
XPO, Inc., 6.25%, 06/01/2028 (a)	5,607,000	5,701,237
		14,388,385

UTILITIES: POWER - 1.4%
Calpine Corp., 4.50%, 02/15/2028 (a)	2,357,000	2,339,366
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	5,304,000	5,312,375
5.63%, 02/15/2027 (a)	9,746,000	9,758,758
5.00%, 07/31/2027 (a)	5,052,000	5,049,151
		22,459,650

UTILITIES: PROPANE - 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	4,162,000	4,134,538
9.50%, 06/01/2030 (a)	2,092,000	2,172,005
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,074,000	1,077,444
		7,383,987
TOTAL CORPORATE BONDS (Cost $1,358,215,451)		1,376,667,786

BANK LOANS - 9.5%
AEROSPACE & DEFENSE - 0.3%
TransDigm, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 08/24/2028, (0.00% Floor)	4,894,257	4,917,064

AUTO RETAIL - 0.2%
LS Group OpCo Acquistion LLC, Senior Secured First Lien
6.83% (1 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	315,186	315,285
6.83% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	2,684,814	2,685,660
		3,000,945

AUTOMOTIVE - 0.3%
First Brands Group LLC, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.00%), 03/30/2027, (1.00% Floor)	4,467,423	4,231,252
Tenneco, Inc., Senior Secured First Lien, 9.27% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	616,650	601,878
		4,833,130

BUILDING PRODUCTS - 0.1%
Standard Industries, Inc./NY, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 09/22/2028, (0.50% Floor)	988,319	991,818

CHEMICALS - 0.1%
SCIH Salt Holdings, Inc., Senior Secured First Lien
7.28% (3 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)	746,338	747,464
7.44% (1 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)	151,162	151,391
		898,855

COMMERCIAL SERVICES - 2.0%
AlixPartners LLP, Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 02/04/2028, (0.50% Floor)	4,527,056	4,549,148
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028, (0.50% Floor)	4,504,459	4,531,013
Ascensus Holdings, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 08/02/2028, (0.50% Floor)	7,022,769	7,044,715
CoreLogic, Inc., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	3,162,425	3,134,263
Dun & Bradstreet Corp., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/18/2029, (0.00% Floor)	7,362,773	7,365,534
Garda World Security Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)	3,165,435	3,175,090
Tempo Acquisition LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.50% Floor)	2,233,822	2,227,199
		32,026,962

ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Reworld Holding Corp., Senior Secured First Lien, 6.56% (1 mo. SOFR US + 2.25%), 11/30/2028, (0.50% Floor)	2,141,631	2,148,056
		2,148,056

FINANCIALS: DIVERSIFIED - 0.1%
Corp. Service Co., Senior Secured First Lien, 6.78% (1 mo. SOFR US + 2.25%), 11/03/2027, (0.00% Floor)	255,385	255,385
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.58% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	1,700,000	1,709,137
		1,964,522

FINANCIALS: INSURANCE - 0.4%
Acrisure LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	32,000	31,963
Asurion LLC, Senior Secured First Lien
7.81% (1 mo. SOFR US + 3.25%), 07/30/2027, (0.00% Floor)	2,968,885	2,969,701
8.53% (1 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)	1,084,897	1,071,411
8.56% (1 mo. Term SOFR + 4.25%), 09/19/2030, (0.00% Floor)	2,956,473	2,875,909
		6,948,984

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.2%
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028, (0.50% Floor)	8,714	8,734
Waystar Technologies, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/22/2029, (0.00% Floor)	2,617,470	2,630,570
		2,639,304

HEALTHCARE: FACILITIES - 0.4%
Global Medical Response, Inc., Senior Secured First Lien, 9.08% (or .75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028, (1.00% Floor)	2,256,069	2,262,025
Heartland Dental LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 4.50%), 04/28/2028, (0.75% Floor)	1,958,055	1,962,960
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 12/19/2030, (0.00% Floor)	2,364,120	2,375,456
		6,600,441

HEALTHCARE: PHARMA & BIOTECH - 0.6%
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.46% (3 mo. Term SOFR + 2.00%), 11/15/2027	4,575,000	4,566,742
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	5,533,137	5,563,514
		10,130,256

LEISURE: HOTELS - 0.3%
Sabre GLBL, Inc., Senior Secured First Lien
8.78% (1 mo. SOFR US + 4.25%), 06/30/2028, (0.50% Floor)	3,118,111	3,084,591
9.53% (1 mo. SOFR US + 5.00%), 06/30/2028, (0.50% Floor)	542,075	539,500
10.43% (1 mo. Term SOFR + 6.00%), 11/15/2029, (0.50% Floor)	1,118,218	1,118,219
		4,742,310

MEDIA: CABLE & SATELLITE - 0.4%
Virgin Media Bristol LLC, Senior Secured First Lien, 6.94% (1 mo. Term SOFR + 2.50%), 01/31/2028	5,438,443	5,376,146

MEDIA: DIVERSIFIED - 0.1%
X Corp., Senior Secured First Lien, 9.50%,10/29/2029	1,699,000	1,654,401

MEDIA: ENTERTAINMENT - 0.6%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	3,960,061	3,864,346
Playtika Holding Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	5,606,847	5,525,324
		9,389,670

RETAILING - 0.2%
PetSmart LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/14/2028, (0.75% Floor)	2,454,641	2,434,697

TECHNOLOGY: SOFTWARE & SERVICES - 2.4%
AthenaHealth Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	2,983,053	2,983,426
Cloud Software Group, Inc., Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.50%), 03/29/2029, (0.50% Floor)	2,220,839	2,225,758
Dcert Buyer, Inc., Senior Secured First Lien, 8.33% (1 mo. Term SOFR + 4.00%), 10/16/2026	4,800,000	4,764,984
Delivery Hero Finco LLC, Senior Secured First Lien, 9.30% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	4,336,338	4,383,777
Ensono, Inc., Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	2,249,351	2,253,715
MH Sub I LLC, Senior Secured First Lien
8.58% (1 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	5,639,718	5,301,335
8.58% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor)	6,511	5,675
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor)	11,195,748	10,925,931
Proofpoint, Inc., Senior Secured First Lien, 7.33% (1 mo. Term SOFR + 3.00%), 08/31/2028	3,835,128	3,841,992
RealPage, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	2,143,228	2,130,915
		38,817,508

TELECOM SERVICES: DIVERSIFIED - 0.2%
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.00% Floor)	1,471,438	1,473,888
Lumen Technologies, Inc., Senior Secured First Lien, 6.79% (1 mo. Term SOFR + 2.35%), 04/16/2029	2,294,153	2,269,789
		3,743,677

TRANSPORTATION - 0.5%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.52% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor)	3,630,821	3,612,377
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.31% (1 mo. SOFR US + 1.75%), 08/06/2027, (0.00% Floor)	4,746,813	4,714,178
		8,326,555
TOTAL BANK LOANS (Cost $151,739,698)		151,585,301

CONVERTIBLE BONDS - 1.1% (e)
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.1%
Teladoc Health, Inc., 1.25%, 06/01/2027	1,873,000	1,732,157

LEISURE: HOTELS - 0.2%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	3,334,000	3,112,289

RETAILING - 0.3%
Etsy, Inc., 0.25%, 06/15/2028	5,155,000	4,437,166

TECHNOLOGY: SOFTWARE & SERVICES - 0.5%
DigitalOcean Holdings, Inc., 8.06%, 12/01/2026 (c)	8,719,000	8,162,946
TOTAL CONVERTIBLE BONDS (Cost $17,011,221)		17,444,558

SHORT-TERM INVESTMENTS - 3.0% (e)
Money Market Funds - 3.0%	Shares
First American Government Obligations Fund - Class X, 4.25% (d)	47,930,950	47,930,950
TOTAL SHORT-TERM INVESTMENTS (Cost $47,930,950)		47,930,950

TOTAL INVESTMENTS - 99.9% (Cost $1,574,897,320)		1,593,628,595
Other Assets in Excess of Liabilities - 0.1%		1,225,496
TOTAL NET ASSETS - 100.0%		$1,594,854,091
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $1,132,487,519 or 71.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)	Zero coupon bonds make no periodic interest payments. The rate shown is the weighted average amortized yield as of June 30, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	All or a portion is posted as collateral for delayed settlement securities.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Shenkman Capital Short Duration High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$1,376,667,786	$–	$1,376,667,786
Bank Loans	–	151,585,301	–	151,585,301
Convertible Bonds	–	17,444,558	–	17,444,558
Money Market Funds	47,930,950	–	–	47,930,950
Total Investments	$47,930,950	$1,545,697,645	$–	$1,593,628,595